Consolidated portfolio of investments—December 31, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 92.67%
Australia: 3.79%
Evolution Mining Ltd. (Materials, Metals & mining)	400,000	$1,190,860
Northern Star Resources Ltd. (Materials, Metals & mining)	1,215,412	11,615,195
		12,806,055
Canada: 71.49%
Agnico Eagle Mines Ltd. (Materials, Metals & mining)	325,807	25,489,760
Agnico Eagle Mines Ltd.-Legend Shares (Materials, Metals & mining)	35,000	2,737,350
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares (Materials, Metals & mining)	109,664	8,576,821
Alamos Gold, Inc. Class A (Materials, Metals & mining)	1,003,980	18,522,766
Artemis Gold, Inc. (Materials, Metals & mining)†	1,320,000	12,626,526
Ascot Resources Ltd. (Materials, Metals & mining)†	1,400,000	180,180
B2Gold Corp. (Materials, Metals & mining)	2,050,000	5,020,001
Barrick Gold Corp. (Materials, Metals & mining)	730,723	11,326,207
Calibre Mining Corp. (Materials, Metals & mining)†	1,554,100	2,324,474
Centerra Gold, Inc. (Materials, Metals & mining)	100,000	569,063
Centerra Gold, Inc.-Legend Shares (Materials, Metals & mining)	250,000	1,422,658
Dundee Precious Metals, Inc. (Materials, Metals & mining)	1,050,000	9,525,201
Eldorado Gold Corp. (Materials, Metals & mining)†	225,000	3,346,551
Franco-Nevada Corp.-Legend Shares (Materials, Metals & mining)144A†	95,948	11,275,200
G Mining Ventures Corp. (Materials, Metals & mining)†	528,125	3,967,964
Greenheart Gold, Inc. (Materials, Metals & mining)†	125,000	52,176
IAMGOLD Corp. (Materials, Metals & mining)†	1,275,000	6,590,316
Kinross Gold Corp. Toronto Stock Exchange (Materials, Metals & mining)	2,280,483	21,179,484
Lundin Gold, Inc. (Materials, Metals & mining)	978,000	20,860,190
MAG Silver Corp. (Materials, Metals & mining)†	175,000	2,377,648
MAG Silver Corp.-Legend Shares (Materials, Metals & mining)†	100,000	1,358,656
Montage Gold Corp. (Materials, Metals & mining)†	1,350,000	1,953,459
New Gold, Inc. (Materials, Metals & mining)†	1,450,000	3,621,343
OceanaGold Corp. (Materials, Metals & mining)	3,200,000	8,860,134
Orla Mining Ltd. (Materials, Metals & mining)†	450,000	2,491,913
Osisko Gold Royalties Ltd. (Materials, Metals & mining)	280,000	5,070,368
Pan American Silver Corp. (Materials, Metals & mining)	47,940	969,839
Pan American Silver Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	435,000	8,795,700
SilverCrest Metals, Inc. (Materials, Metals & mining)†	275,000	2,508,087
Skeena Resources Ltd. (Materials, Metals & mining)†	450,000	3,913,180
Snowline Gold Corp. (Materials, Metals & mining)†	450,000	1,599,708
Torex Gold Resources, Inc. (Materials, Metals & mining)†	235,000	4,629,865
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)144A†	185,000	3,644,788
Torex Gold Resources, Inc.-Legend Shares (Materials, Metals & mining)†	266,250	5,245,539
Triple Flag Precious Metals Corp. (Materials, Metals & mining)	100,000	1,502,661
See accompanying consolidated notes to portfolio of investments
Allspring Precious Metals Fund | 1

Consolidated portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Canada(continued)
Wheaton Precious Metals Corp. (Materials, Metals & mining)	12,950	$728,919
Wheaton Precious Metals Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	302,000	16,984,480
		241,849,175
South Africa: 3.02%
Gold Fields Ltd. ADR (Materials, Metals & mining)	775,000	10,230,000
United Kingdom: 5.30%
Anglogold Ashanti PLC (Materials, Metals & mining)	305,591	7,053,040
Endeavour Mining PLC (Materials, Metals & mining)	600,000	10,873,422
		17,926,462
United States: 9.07%
Newmont Corp.-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	4,890,427
Newmont Corp.-U.S. Exchange Traded Shares (Materials, Metals & mining)	391,719	14,579,781
Royal Gold, Inc. (Materials, Metals & mining)	85,036	11,211,997
		30,682,205
Total common stocks (Cost $165,098,170)		313,493,897

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corp. (Materials, Metals & mining)†	3-1-2032	75,000	11,606
Total rights (Cost $0)			11,606
Warrants: 0.00%
Canada: 0.00%
Ascot Resources Ltd. (Materials, Metals & mining)♦†	7-25-2026	1,400,000	0
Total warrants (Cost $0)			0

	Troy Ounces
Commodities: 5.97%
Gold Bullion*	7,690	20,173,640
Total commodities (Cost $4,532,552)		20,173,640
See accompanying consolidated notes to portfolio of investments
2 | Allspring Precious Metals Fund

Consolidated portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.25%
Investment companies: 1.25%
Allspring Government Money Market Fund Select Class♠∞		4.42%	4,224,711	$4,224,711
Total short-term investments (Cost $4,224,711)				4,224,711
Total investments in securities (Cost $173,855,433)	99.89%			337,903,854
Other assets and liabilities, net	0.11			377,884
Total net assets	100.00%			$338,281,738

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated entity.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,103,866	$60,787,936	$(59,667,091)	$0	$0	$4,224,711	4,224,711	$216,735
See accompanying consolidated notes to portfolio of investments
Allspring Precious Metals Fund | 3

Notes to consolidated portfolio of investments—December 31, 2024 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of December 31, 2024, the Subsidiary held $20,173,640 in gold bullion representing 99.70% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of December 31, 2024, the Fund held $20,234,324 in the Subsidiary, representing 5.98% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
4 | Allspring Precious Metals Fund

Notes to consolidated portfolio of investments—December 31, 2024 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$12,806,055	$0	$0	$12,806,055
Canada	216,164,984	25,684,191	0	241,849,175
South Africa	10,230,000	0	0	10,230,000
United Kingdom	17,926,462	0	0	17,926,462
United States	30,682,205	0	0	30,682,205
Rights
Canada	0	11,606	0	11,606
Warrants
Canada	0	0	0	0
Commodities	20,173,640	0	0	20,173,640
Short-term investments
Investment companies	4,224,711	0	0	4,224,711
Total assets	$312,208,057	$25,695,797	$0	$337,903,854
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Precious Metals Fund | 5